Average Annual Total Returns - FidelitySustainableCorePlusBondFund-RetailPRO - FidelitySustainableCorePlusBondFund-RetailPRO - Fidelity Sustainable Core Plus Bond Fund	Oct. 30, 2024
Fidelity Sustainable Core Plus Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.51%
Since Inception	(0.31%)	[1]
Fidelity Sustainable Core Plus Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.96%
Since Inception	(1.72%)	[1]
Fidelity Sustainable Core Plus Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.82%
Since Inception	(0.84%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.15%)
IXYQV
Average Annual Return:
Past 1 year	5.48%
Since Inception	(0.12%)

[1]	A From April 13, 2022 .